Pledged Assets (Details) - Schedule of group’s Assets Pledged as Collateral - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pledged Assets (Details) - Schedule of group’s Assets Pledged as Collateral [Line Items]
Book value	$ 56,546,018	$ 21,989,848
Time deposits [Member]
Pledged Assets (Details) - Schedule of group’s Assets Pledged as Collateral [Line Items]
Pledged assets		Time deposits (shown as ‘Financial assets at amortized cost’)
Book value	41,470,915	$ 6,871,187
Purpose		Performance guarantee, deposit letter of credit and short-term borrowings
Land [Member]
Pledged Assets (Details) - Schedule of group’s Assets Pledged as Collateral [Line Items]
Pledged assets		Land
Book value	12,737,302	$ 12,718,015
Purpose		Long-term and short-term borrowings
Buildings and structures [Member]
Pledged Assets (Details) - Schedule of group’s Assets Pledged as Collateral [Line Items]
Pledged assets		Buildings and structures
Book value	$ 2,337,801	$ 2,400,646
Purpose		Long-term and short-term borrowings